SPAC LOC (Details) - USD ($) $ in Millions	Apr. 21, 2021	Sep. 30, 2021
Receivables [Abstract]
Line of credit maximum to SPAC	$ 0.3	$ 0.0
Line of Credit SPAC maturity date	Sep. 01, 2021